Non - Current Assets or Disposal Groups Held for Sale or Held for Distribution to Owners and Discontinued Operations	12 Months Ended
Dec. 31, 2018
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Abstract]
Non - Current Assets or Disposal Groups Held for Sale or Held for Distribution to Owners and Discontinued Operations

6.    NON-CURRENT ASSETS OR DISPOSAL GROUPS HELD FOR SALE OR HELD FOR DISTRIBUTION TO OWNERS AND DISCONTINUED OPERATIONS

6.1   Corporate Reorganization

I. Background

On April 28, 2015, the Company informed the SVS (now CMF) through a significant event notice, that its Board of Directors decided by unanimous vote to initiate an analysis of a corporate reorganization (the “reorganization”) aimed at separating the activities of generation and distribution of electricity in Chile from activities outside of Chile. The objective was to resolve certain duplications and redundancies arising from Enersis S.A.’s complex corporate structure and generate value for all its shareholders, while maintaining its inclusion in the Enel S.p.A. group.

The Spin-Off stage of the Reorganization process was carried out as follows:

The Reorganization began with the spin-offs by Enersis S.A. (“Enersis”) and its subsidiaries, Empresa Nacional de Electricidad S.A. (“Endesa Chile”) and Chilectra S.A. (“Chilectra”).

Each of Endesa Chile and Chilectra effected spin-offs of their non-Chilean businesses and related assets and liabilities, resulting in the formation of Chilectra Américas S.A. (“Chilectra Américas”) as a separate new company from Chilectra and the formation of Endesa Américas S.A. (“Endesa Américas”) as a separate new company from Endesa Chile, which were allocated the equity interests and related assets and liabilities of Chilectra’s and Endesa Chile’s businesses outside of Chile, respectively. After the spin-offs, the continuing companies, Chilectra and Endesa Chile, retained the equity interests and related assets and liabilities of Chilectra’s and Endesa Chile’s businesses in Chile, respectively.

Following the Endesa Chile and Chilectra spin-offs, Enersis effected a spin-off of its Chilean businesses and related assets and liabilities, resulting in the formation of Enersis Chile S.A. (“Enersis Chile”) as a separate new company from Enersis, which was allocated the equity interests and related assets and liabilities of Enersis’ businesses in Chile, including the equity interests in each of Chilectra and Endesa Chile (after the spin-offs of these entities as discussed above). After the spin-off, the continuing company, Enersis, was renamed “Enersis Américas S.A.” and retained the equity interests and related assets and liabilities of Enersis’ businesses outside of Chile, including the businesses, assets and liabilities held by each of the new companies, Chilectra Américas and Endesa Américas that were created as a result of the spin-offs by Chilectra and Endesa Chile.

On March 1, 2016, upon having satisfied all conditions precedent, including a capital decrease and modifications to the by-laws, the separation of the Chilean and non-Chilean businesses of Enersis, Endesa Chile and Chilectra became effective. Consequently, the new company Enersis Chile became the holding entity of the businesses carried out by Endesa Chile and Chilectra, and the surviving company Enersis Américas S.A. (“Enersis Américas”) became the holding entity of the non-Chilean businesses carried out by Endesa Américas and Chilectra Américas.

On October 4, 2016, the extraordinary shareholders' meetings of Enersis Chile, Endesa Chile and Chilectra approved the change of name of these companies to Enel Chile S.A., Enel Generación Chile S.A. and Enel Distribución Chile S.A., respectively. The change of name finally took place on October 18, 2016, through the modification of the bylaws of each of these companies.

The Merger stage of the Reorganization process was carried out as follows:

On September 28, 2016, the respective shareholders of Enersis Américas, Endesa Américas and Chilectra Américas met, voted and approved by more than two-thirds of the outstanding voting shares of each company, the merger of Endesa Américas and Chilectra Américas with and into Enersis Américas, with Enersis Américas continuing as the surviving company under the new name “Enel Américas S.A.” (the “Merger”). On December 1, 2016, the Merger was completed, and Enersis Américas (the “Surviving Company”) absorbed Endesa Américas and Chilectra Américas by incorporation, each of which was then dissolved without liquidation, and the Surviving Company assumed all their rights and obligations.

Enel Américas S.A. shares are publicly traded and listed in Chile on the Chilean Stock Exchanges and its ADSs are traded on the NYSE. In the Merger, the shares and ADSs of Endesa Américas and the shares of Chilectra Américas were converted into shares and ADSs of Enel Américas, as applicable, and Endesa Américas and Chilectra Américas shares ceased trading on the Chilean Stock Exchanges, and Endesa Américas ADSs ceased trading on the NYSE.

For more detailed information on the merger stage of the corporate restructuring process and its effects on the issued capital and other equity items, refer to Note 27.

II. Accounting Aspects

As of December 31, 2015, upon compliance with the criteria in IFRS 5 Non-Current Assets Held for Sale and Discontinued Operations, the following accounting treatment was applied:

i. Assets and liabilities

All assets and liabilities related to the generation and distribution businesses in Chile were classified as non-current assets or disposal groups held for distribution to owners and as liabilities associated with disposal groups held for distribution to owners, in accordance with the criteria described in Note 4.k.

ii. Accumulated Other Comprehensive Income in Net Equity

The accumulated other comprehensive income balance related to assets and liabilities held for distribution to owners were the following:

Reserves originated from	03-01-2016 ThUS$	01-01-2016 ThUS$

Exchange differences on translation	(17,187)	19,155

Cash flow hedges	190,388	(203,776)

Gains on remeasuring available-for-sale financial instruments	(25)	25

Other miscellaneous reserves	934	13,082

Total	174,110	(171,514)

iii. Revenue and expenses

All revenues and expenses related to the generation and distribution businesses in Chile recognized until the effective date of the spin-off of the Company were classified as discontinued operations and presented under the caption “Income after tax from discontinued operations” in the consolidated statement of comprehensive income.

The following table sets forth the breakdown by nature of the line item “Income after tax from discontinued operations” as of February 29, 2016:

Statement of Income	02-29-2016 ThUS$

Revenues	595,706
Other operating income	3,788
Total Revenue and Other Operating Income	599,494

Raw materials and consumables used	(350,008)
Contribution Margin	249,486

Other work performed by the entity and capitalized	4,980
Employee benefits expense	(23,808)
Depreciation and amortization expense	—
Reversal of impairment loss (impairment losses) recognized in profit or loss	(1,433)
Other expenses	(24,536)
Operating income	204,689

Other gains	—
Financial income	3,791
Financial costs	(12,743)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	1,913
Foreign currency exchange differences	(31)
Gains from indexed assets and liabilities	393

Income before taxes	198,012
Income tax expense, discontinued operations	(27,749)
NET INCOME FROM DISCONTINUED OPERATIONS	170,263

Due to classification of generation and distribution of energy activities in Chile as discontinued operations, those lines of business are not included in Note 35 “Information by segment.”

The following table sets forth the breakdown by nature of total comprehensive income from discontinued operations as of February 29, 2016, which are part of the Consolidated Comprehensive Income by Nature for the period ended March 30, 2016:

Statement of Comprehensive Income	02-29-2016 ThUS$

Net income from discontinued operations	170,263
Components of other comprehensive that will not be reclassified subsequently to profit or loss, net of taxes
Actuarial gains (losses) from defined benefit plans	—
Components of other comprehensive that will be reclassified subsequently to profit or loss, net of taxes
Foreign currency translation gains (losses), net of tax	(2,773)
Gains (losses) from available-for-sale financial assets, net of tax	—
Share of other comprehensive income from associates and joint venture accounted for using the equity method, net of taxes	(20,441)
Gains (losses) from cash flow hedge, net of taxes	18,712
Total Other Comprehensive Income from Discontinued Operations	(4,502)

TOTAL COMPREHENSIVE INCOME FROM DISCONTINUED OPERATIONS	165,761
Comprehensive income attributable to:
Shareholders of Enel Américas	112,481
Non-controlling interests	53,280
TOTAL COMPREHENSIVE INCOME FROM DISCONTINUED OPERATIONS	165,761

iv. Cash flows

The following table sets for the net cash flows from operating, investing and financing activities attributable to discontinued operations as of February 29, 2016:

Statement of cash flows	02-29-2016 ThUS$
Net cash flows from (used in) operating activities	224,787
Net cash flows from (used in) investing activities	(68,237)
Net cash flows from (used in) financing activities	(130,432)
Net increase (decrease) in cash and cash equivalents before effect of Exchange rate changes	26,118
Effect of exchange rate changes on cash and cash equivalents	2,701
Net increase (decrease) in cash and cash equivalents	28,819
Cash and cash equivalents at beginning of period	203,140
Cash and cash equivalents at end of period	231,959

6.2 Operation Central Rio Negro (CODENSA).

In October 2018, Codensa's Board of Directors approved the start of the sale process of the Small Hydroelectric Power Plant PCH Rio Negro (the “Río Negro SHP”).

The Rio Negro SHP was received as a result of the merger with Empresa de Energía de Cundinamarca, or EEC, in 2016. Considering that Codensa was constituted after 1992, the restriction of vertical integration is applicable and therefore it cannot operate or commercially represent any generation asset. To date, the sale process has begun with the advice of an investment bank, Bancolombia, based on a schedule that finalizes  the sale in 2019.

Taking into account the sale process and the provisions of IFRS 5 Non-Current Assets Held for Sale and Discontinued Operations prior to classification as a non-current asset held for sale, the Rio Negro SHP has been recorded at fair value; the foregoing implied recognizing an impairment loss of ThUS$5,234 (see Note 31), which has been determined in accordance with the valuation made.

The non-current assets and liabilities held for sale as of December 31, 2018 are presented below:

12/31/2018
ThUS$

Property, plant and equipment	5,825

TOTAL NON-CURRENT ASSETS	5,825

Other non-current non-financial liabilities	3,835

TOTAL NON-CURRENT LIABILITIES	3,835